DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
The partnership’s activities expose it to a variety of financial risks, including market risk (currency risk, interest rate risk, commodity risk and equity price risk), credit risk and liquidity risk. The partnership selectively uses derivative financial instruments principally to manage these risks.
The following tables summarizes the aggregate notional amounts of the partnership’s derivative positions as at December 31, 2022 and 2021:

(US$ MILLIONS, except as noted)	2022	2021
Foreign exchange contracts	$8,332	$12,591
Cross currency swaps	726	271
Interest rate derivatives	7,592	14,686
Equity derivatives	17	69
	$16,667	$27,617

Commodity instruments	2022	2021
Oil based fuel (Cbm - millions)	14.02	17.11
Natural gas (Mcf - millions)	65.38	90.37
Lead (metric tons)	71,883	69,427
Tin (metric tons)	2,540	2,454
Polypropylene (metric tons)	28,078	24,129
Foreign exchange contracts
The following table presents the notional amounts and average exchange rates for foreign exchange contracts held by the partnership as at December 31, 2022 and 2021. The notional amounts as at December 31, 2022 and 2021 include both buy and sell contracts.

	Notional amount		Average exchange rate
(US$ MILLIONS, except as noted)	2022	2021	2022	2021
Foreign exchange contracts
Australian dollars	$1,115	$963	1.48	1.40
Brazilian real	637	473	6.29	5.73
British pounds	576	1,129	0.85	0.75
Canadian dollars	1,683	2,916	1.35	1.26
Euros	2,209	3,847	0.94	0.87
Indian rupees	372	465	84.82	78.30
Swedish krona	1,086	1,475	9.78	9.08
U.S dollars	392	657	1.00	1.00
Other	262	666
	$8,332	$12,591
Other Information Regarding Derivative Financial Instruments
The following table presents the notional amounts underlying the partnership’s derivative instruments by term to maturity as at December 31, 2022 and the comparative notional amounts as at December 31, 2021, for both derivatives that are classified as FVTPL and derivatives that qualify for hedge accounting:

	2022				2021
(US$ MILLIONS)	< 1 Year	1-5 Years	5+ Years	Total notional amount	Total notional amount
Fair value through profit or loss
Foreign exchange contracts	$3,236	$305	$118	$3,659	$5,759
Cross currency swaps	20	100	109	229	271
Interest rate derivatives	—	7	—	7	6,094
Equity derivatives	8	5	4	17	69
Designated for hedge accounting
Foreign exchange contracts	855	3,818	—	4,673	6,832
Cross currency swaps	—	497	—	497	—
Interest rate derivatives	—	7,585	—	7,585	8,592
	$4,119	$12,317	$231	$16,667	$27,617